EQUITY - General and Limited Partnership Units (Details) - shares	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Total
Disclosure of classes of share capital [line items]
Balance at beginning of period (in shares)	77,085,497
Repurchased and canceled (in shares)	(2,525,490)
Conversion from BBUC exchangeable shares (in shares)	50,825
Balance at end of period (in shares)	74,610,832
Brookfield Asset Management Inc.
Disclosure of classes of share capital [line items]
Balance at beginning of period (in shares)	4
Repurchased and canceled (in shares)	0
Conversion from BBUC exchangeable shares (in shares)	0
Balance at end of period (in shares)	4
Limited partners
Disclosure of classes of share capital [line items]
Balance at beginning of period (in shares)	77,085,493
Repurchased and canceled (in shares)	(2,525,490)	(447,871,000,000)
Conversion from BBUC exchangeable shares (in shares)	50,825
Balance at end of period (in shares)	74,610,828